Intangible Assets - Summary of Goodwill Allocated to Cash-Generating Units (CGU) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 116,804	S/ 144,520	S/ 170,232
Engineering and construction [member]
Disclosure Of Goodwill [Line Items]
Goodwill	75,051	98,587	125,514
Electromechanical [member]
Disclosure Of Goodwill [Line Items]
Goodwill	20,737	20,737	20,737
Mining and construction services [member]
Disclosure Of Goodwill [Line Items]
Goodwill	13,366	13,366	13,366
IT equipment and services [member]
Disclosure Of Goodwill [Line Items]
Goodwill	6,720	5,102	4,172
Telecommunications services [member]
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 930	S/ 6,728	S/ 6,443